UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File No. 811-21636

First Trust/Aberdeen Global Opportunity Income Fund

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

W. Scott Jardine

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

(630) 765-8000

Registrant's Telephone Number, including Area Code

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles..

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record

BTA BANK JSC
Ticker:
Primary CUSIP: FDS0DDTA1
Meeting Date: 10/2/2020

Proposal Text	Proponent	Vote Instruction	Voted	Vote Against Management
Approve Consolidated and Standalone Financial Statements	Management	Do Not Vote	No	No
Approve Allocation of Income and Dividends	Management	Do Not Vote	No	No
Receive Results of Shareholders Appeals on Actions of Company and Its Officials	Management	Do Not Vote	No	No
Approve New Edition of Regulations on Board of Directors	Management	Do Not Vote	No	No
Elect Members of Vote Counting Commission	Management	Do Not Vote	No	No

BTA BANK JSC
Ticker:
Primary CUSIP: FDS0DDTA1
Meeting Date: 12/28/2020

Proposal Text	Proponent	Vote Instruction	Voted	Vote Against Management
Ratify Auditor	Management	Do Not Vote	No	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FIRST TRUST/ABERDEEN GLOBAL INCOME FUND

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Date	July 22, 2021

* Print the name and title of each signing officer under his or her signature.